EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 11:	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted income per share:

a.	Numerator:

	Six months ended
	June 30,
	2024	2023
	$ thousands
Numerator for basic and diluted income per share -
Net income available to holders of ordinary shares	8,236	4,056

b.	Denominator:

	Six months ended
	June 30,
	2024	2023
Denominator for diluted income per share -
Weighted average number of shares	85,632,241	84,359,762
Add – RSUs and stock options	2,120,922	792,872

Denominator for diluted income per share - adjusted	87,753,163	85,152,634

The total weighted average number of shares related to the outstanding options and RSUs excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect was 1,928,259 and 5,132,809 for the six months ended June 30, 2024, and 2023, respectively.